INCOME TAXES (Tables)	12 Months Ended
Oct. 31, 2021
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME TAX PROVISION (BENEFIT)

The income tax provision (benefit) consists of the following (in thousands):

	October 31, 2021	October 31, 2020
Federal
Current	$-	$-
Deferred	141	(4,578)
State and Local
Current	-	-
Deferred	131	(1,445)
Foreign
Current	50	50
Deferred	-	-
Change in valuation allowance	(272)	(6,023)
Income tax provision (benefit)	$50	$50

SCHEDULE OF DEFERRED TAX ASSETS (LIABILITIES)

The Company’s deferred tax assets (liabilities) consisted of the effects of temporary differences attributable to the following (in thousands):

	Years Ended
	October 31, 2021	October 31, 2020
Deferred Tax Assets
Net operating loss carryovers	$32,971	$28,553
Stock-based compensation	4,566	10,132
Research and development credits	11,371	10,742
Capitalized R&D costs	14,536	13,822
Adoption of ASC 842 – Lease Liability	11	1,691
Other deferred tax assets	92	224
Total deferred tax assets	$63,547	$65,164
Valuation allowance	(62,573)	(62,845)
Deferred tax asset, net of valuation allowance	$974	$2,319

Deferred Tax Liabilities
Adoption of ASC 842 – ROU Asset	(11)	(1,360)
Patent cost	(943)	(917)
Other deferred tax liabilities	(20)	(42)
Total deferred tax liabilities	$(974)	$(2,319)
Net deferred tax asset (liability)	$-	$-

SCHEDULE OF EXPECTED TAX (EXPENSE) BENEFIT BASED ON STATUTORY RATE WITH ACTUAL TAX EXPENSE BENEFIT

The expected tax (expense) benefit based on the statutory rate is reconciled with actual tax expense benefit as follows:

	Years Ended
	October 31, 2021	October 31, 2020
US Federal statutory rate	21.00%	21.00%
State income tax, net of federal benefit	(0.73)	5.48
Merger costs	(1.68)	0.00
Other permanent differences	(0.02)	(0.05)
Research and development credits	3.09	1.73
Warrant Liability	1.14	0.00
Foreign taxes	(0.28)	(0.19)
Change in valuation allowance	1.52	(22.82)
Stock option expirations	(24.32)	(5.33)
Income tax (provision) benefit	(0.28)%	(0.19)%